Financial instruments (Tables)	3 Months Ended
Mar. 31, 2025
Financial Instruments [Abstract]
Disclosure of Financial Assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
March 31, 2025	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	4.0	—	4.0
Trade and other receivables	344.4	—	—	—	344.4
Cash and cash equivalents	147.6	182.2	—	—	329.8
Liabilities
Derivative financial instruments	—	—	(90.3)	—	(90.3)
Trade and other payables excluding non-financial liabilities	—	—	—	(797.9)	(797.9)
Loans and borrowings	—	—	—	(2,151.3)	(2,151.3)
Total	492	182.2	(86.3)	(2,949.2)	(2,361.3)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €182.1 million.

Loans and borrowings includes €92.3 million relating to lease liabilities.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2024	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	21.2	—	21.2
Trade and other receivables	302.1	—	—	—	302.1
Cash and cash equivalents	235.6	167.7	—	—	403.3
Liabilities
Derivative financial instruments	—	—	(60.8)	—	(60.8)
Trade and other payables excluding non-financial liabilities	—	—	—	(773.5)	(773.5)
Loans and borrowings	—	—	—	(2,177.4)	(2,177.4)
Total	537.7	167.7	(39.6)	(2,950.9)	(2,285.1)

Disclosure of Financial Liabilities

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
March 31, 2025	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	4.0	—	4.0
Trade and other receivables	344.4	—	—	—	344.4
Cash and cash equivalents	147.6	182.2	—	—	329.8
Liabilities
Derivative financial instruments	—	—	(90.3)	—	(90.3)
Trade and other payables excluding non-financial liabilities	—	—	—	(797.9)	(797.9)
Loans and borrowings	—	—	—	(2,151.3)	(2,151.3)
Total	492	182.2	(86.3)	(2,949.2)	(2,361.3)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €182.1 million.

Loans and borrowings includes €92.3 million relating to lease liabilities.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2024	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	21.2	—	21.2
Trade and other receivables	302.1	—	—	—	302.1
Cash and cash equivalents	235.6	167.7	—	—	403.3
Liabilities
Derivative financial instruments	—	—	(60.8)	—	(60.8)
Trade and other payables excluding non-financial liabilities	—	—	—	(773.5)	(773.5)
Loans and borrowings	—	—	—	(2,177.4)	(2,177.4)
Total	537.7	167.7	(39.6)	(2,950.9)	(2,285.1)

	Fair value		Carrying value
	March 31, 2025	December 31, 2024	March 31, 2025	December 31, 2024
	€m	€m	€m	€m
Senior EUR/USD loans	1,319.1	1,353.6	1,289.6	1,315.7
Other external debt	0.2	0.2	0.2	0.2
2028 fixed rate senior secured notes	766.5	768.0	800.0	800.0
Less capitalized debt discounts and borrowing costs	—	—	(30.8)	(32.6)
	2,085.8	2,121.8	2,059.0	2,083.3